Share-based compensation (Details) - Schedule of RSAs activity under the 2020 Plan - RSU [Member] - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Share-based compensation (Details) - Schedule of RSAs activity under the 2020 Plan [Line Items]
Number of RSAs unvested, beginning balance	[1]	53,867
Weighted average grant date fair value unvested, beginning balance	[1]	$ 75.6
Number of RSAs, Granted	[1]	172,333	61,200
Weighted average grant date fair value, Granted	[1]	$ 31.06	$ 75.6
Number of RSAs, vested	[1]	(60,534)
Weighted average grant date fair value, Vested	[1]	$ 37.67
Number of RSAs, forfeited	[1]	(32,600)	(7,333)
Weighted average grant date fair value, Forfeited	[1]	$ 54.55	$ 75.6
Number of RSAs unvested, ending balance	[1]	133,066	53,867
Weighted average grant date fair value unvested, ending balance	[1]	$ 40.34	$ 75.6

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split on November 20, 2022. See Note 12.